Earnings per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Basic EPS
Net income attributable to equity shareholders	$ 8,429	$ 7,115
Less: Preferred share dividends and distributions on other equity instruments	364	263
Net income attributable to common shareholders	$ 8,065	$ 6,852
Weighted-average common shares outstanding	935,374	939,352
Basic EPS	$ 8.62	$ 7.29
Diluted EPS
Net income attributable to common shareholders	$ 8,065	$ 6,852
Weighted-average common shares outstanding	935,374	939,352
Add: Stock options potentially exercisable	5,301	2,360
Weighted-average diluted common shares outstanding	940,675	941,712
Diluted EPS	$ 8.57	$ 7.28